MetLife, Inc.
1095 Avenue of the Americas
New York, NY 10036
212 578-2211
Miriam B. Fine
Assistant General Counsel
Law Department
Tel 212 578-0423 Fax 212 251-1653

      February 27, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549
Dear Sir or Madam:
     On behalf of MetLife, Inc. (the “Company”), transmitted herewith is the Company’s Annual Report on Form 10-K for the year ended December 31, 2008 (the “Form 10-K”).
     As discussed in Note 1 to the Company’s consolidated financial statements contained in the Form 10-K, the consolidated financial statements reflect a change in the method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and a change in the method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

Sincerely,
/s/ Miriam B. Fine

Miriam B. Fine

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